Financial Instruments - Fair values and financial risk management (Tables)	6 Months Ended
Dec. 31, 2024
Fair Value Disclosure [Abstract]
Disclosure of Financial Liabilities
The following table shows the carrying amounts and fair values of financial liabilities, including the ones accounted for in Reserves, including their levels in the fair value hierarchy. It does not include fair value information for financial assets and financial liabilities not measured at fair value.

	December 31,
	2024	2023

	(In thousands of US Dollars)
Warrants liability designated at fair value – Level 1 hierarchy (1)	2,079	2,767
NETC Earnout facility designated at fair value – Level 1 hierarchy (2)	-	22,576
Derivative financial instrument designated at fair value associated with EDF Promissory Note – Level 3 hierarchy (3)	51	950
(1)Refer to note 11 – Warrants liability for key valuation inputs applied to these warrants.
(2)Refer to note 15 – Reserves for key valuation inputs applied to these earnouts. The following table shows the valuation technique used in measuring level 3 fair values for derivative financial instruments measured at fair value:

Type	Valuation technique	Significant unobservable inputs
Financial instrument designated at fair value – Level 3 hierarchy	Derivative valuations have been determined by a Monte Carlo simulation	Risk free rate: 3.90% Volatility: 25%
(3)The following table shows the valuation technique used in measuring level 3 fair values for derivative financial instruments measured at fair value associated with EDF Promissory Note as well as significant unobservable inputs used:

Type	Valuation technique	Significant unobservable inputs
Derivative financial instrument designated at fair value – Level 3 hierarchy	Derivative valuations have been determined by a Black-Scholes call option pricing model	Risk free rate: 4.34% (2023:3.92%) Volatility: 60% (2023: 40%)
A 10% increase in the volatility assumption would result in a change of $0.03 million in fair value of the derivative financial instrument as December 31, 2024 (December 31, 2023: $0.19). A 10% increase in the risk-free rate assumption would not result in a material change in fair value of the derivative financial instrument as of December 31, 2024 and 2023.

Disclosure of Reconciliation of Level 3 Fair Values
The following table shows a reconciliation from the opening balances to the closing balances for Level 3 fair values.

Movements in derivative financial instruments	(In thousands of US Dollars)
Opening balance as of July 1, 2024	561
Fair value changes recognised as unrealised gain in profit or loss - Embedded derivative associated with EDF Promissory Note	(510)
Closing balance as of December 31, 2024	51

Disclosure Exposure to Foreign Currency Risk	Vast’s exposure to foreign currency risk at the end of the reporting period, expressed in EUR and USD are as follows:

	December 31, 2024	June 30, 2024

	(In thousands)
Trade payables
EUR	138	94
GBP	16	—
USD	69	62

Disclosure of Foreign Exchange Amounts Recgnized in Profit or Loss
During the year, the following foreign exchange related amounts were recognised in profit or loss:

	Six Months Ended December 31,
	2024	2023

	(In thousands of US Dollars)
Amounts recognised in profit or loss
Unrealised Currency Gain/(Loss)	(11)	58
Realised Currency Gain/(Loss)	(479)	(56)
	(490)	2

	As of December 31, 2024
	(In thousands of US Dollars)
	Carrying amount	Total contractual cash flows	2 months or less	3-36 months	Beyond 36 months
Promissory Note	6,397	10,928	-	-	10,928
Deferred consideration	(905)	933	-	(933)	-
Trade Payables	(5,785)	5,785	(5,785)	-	-
Warrants liability	(2,079)	2,079	-	(2,079)	-
Lease liabilities	(508)	645	(25)	(442)	(178)
Total non-derivatives	(2,880)	20,370	(5,810)	(3,454)	10,750

	As of June 30, 2024
	(In thousands of US Dollars)
	Carrying amount	Total contractual cash flows	2 months or less	3-36 months	Beyond 36 months
Promissory Note - EDF	(5,869)	10,928	-	-	(10,928)
Backstop Agreement - Nabors	(6,953)	6,953	-	(6,953)	-
Deferred consideration	(959)	994	-	(994)	-
Trade Payables	(5,157)	5,157	(5,157)	-	-
Warrants liability	(3,670)	3,670		(3,670)	-
Lease liabilities	(433)	578	(20)	(199)	(359)
Total non-derivatives	(23,040)	28,280	(5,177)	(11,816)	(11,287)

Disclosure of Maturity Analysis for Derivative Financial Liabilities

	As of December 31, 2024
	(In thousands of US Dollars)
	Carrying amount	Total contractual cash flows	2 months or less	3-36 months	Beyond 36 months
Promissory Note	6,397	10,928	-	-	10,928
Deferred consideration	(905)	933	-	(933)	-
Trade Payables	(5,785)	5,785	(5,785)	-	-
Warrants liability	(2,079)	2,079	-	(2,079)	-
Lease liabilities	(508)	645	(25)	(442)	(178)
Total non-derivatives	(2,880)	20,370	(5,810)	(3,454)	10,750

	As of June 30, 2024
	(In thousands of US Dollars)
	Carrying amount	Total contractual cash flows	2 months or less	3-36 months	Beyond 36 months
Promissory Note - EDF	(5,869)	10,928	-	-	(10,928)
Backstop Agreement - Nabors	(6,953)	6,953	-	(6,953)	-
Deferred consideration	(959)	994	-	(994)	-
Trade Payables	(5,157)	5,157	(5,157)	-	-
Warrants liability	(3,670)	3,670		(3,670)	-
Lease liabilities	(433)	578	(20)	(199)	(359)
Total non-derivatives	(23,040)	28,280	(5,177)	(11,816)	(11,287)

Disclosure of Maturity Analysis for Non-Derivative Financial Liabilities

	As of December 31, 2024
	(In thousands of US Dollars)
	Carrying amount	Total contractual cash flows	2 months or less	3-36 months	Beyond 36 months
Promissory Note	6,397	10,928	-	-	10,928
Deferred consideration	(905)	933	-	(933)	-
Trade Payables	(5,785)	5,785	(5,785)	-	-
Warrants liability	(2,079)	2,079	-	(2,079)	-
Lease liabilities	(508)	645	(25)	(442)	(178)
Total non-derivatives	(2,880)	20,370	(5,810)	(3,454)	10,750

	As of June 30, 2024
	(In thousands of US Dollars)
	Carrying amount	Total contractual cash flows	2 months or less	3-36 months	Beyond 36 months
Promissory Note - EDF	(5,869)	10,928	-	-	(10,928)
Backstop Agreement - Nabors	(6,953)	6,953	-	(6,953)	-
Deferred consideration	(959)	994	-	(994)	-
Trade Payables	(5,157)	5,157	(5,157)	-	-
Warrants liability	(3,670)	3,670		(3,670)	-
Lease liabilities	(433)	578	(20)	(199)	(359)
Total non-derivatives	(23,040)	28,280	(5,177)	(11,816)	(11,287)